Subsequent Events (Details) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 04, 2022	Sep. 08, 2022	Oct. 31, 2022	Aug. 30, 2022	Oct. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Oct. 17, 2022	Sep. 05, 2022
Subsequent Events (Details) [Line Items]
Withdraw								$ 337,000
Working capital loan								$ 500,000
DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Conversion price, description									The Company issued 150,000 shares of common stock with a fair market value of $20,145. The notes are convertible into shares of common stock at a conversion price equal to the greater of (i) $0.15 per share (the “Fixed Conversion Price”), or (ii) seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”).One of the convertible promissory notes provided, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the qualified uplisting financing of over $4MM. If, no later than July 31, 2023, the Company shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the note will be adjusted to equal the lesser of (i) $0.10 per share; or (ii) seventy-five percent (75%) of the lowest VWAP in the preceding twenty (20) consecutive trading days.
Maintain minimum liquidity							$ 2,000,000
DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)							$ 1
DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)							$ 4.06
Subsequent Event [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Quarterly principal payment											$ 250,000
Annual interest	11.00%
Promissory note	$ 150,000	$ 50,000
Maturity date	Oct. 15, 2022	Jan. 31, 2023
Total principal outstanding										$ 150,000
Subsequent Event [Member] | MEOA Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001
Subsequent Event [Member] | MEOA Class A Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)				0.0001
Subsequent Event [Member] | MEOA Class B Common Stock [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)				$ 0.0001
Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Total shares issued (in Shares)						2,060,000
Fair value						$ 252,340
Total principal amounts						302,500
Principal balances totaling			$ 165,000
Annual interest			8.00%
Mature over a period ranging			9 months
Shares of common stock (in Shares)			300,000
Fair market value			$ 45,000
Conversion price (in Dollars per share)			$ 0.1
Conversion price discount			25.00%
Maintain minimum liquidity						$ 2,000,000
Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)						$ 1
Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Senior leverage ratio (in Dollars per share)						$ 4.05
Business Combination [Member] | Subsequent Event [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Business combination agreement, description				If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or fraud, provided, that (A) if MEOA terminates the Business Combination Agreement pursuant to clauses (ii), (vi), (vii) or (viii) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000, (B) if Digerati terminates the Business Combination Agreement pursuant to clauses (iii) or (ix) of the preceding paragraph, MEOA shall pay to Digerati promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000 and (C) in the event of a termination by MEOA pursuant to clauses (ix) or (x) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $1,265,000.
Convertible Promissory Notes & Equity Issuance [Member] | Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events (Details) [Line Items]
Principal balances totaling					$ 350,000
Annual interest					8.00%
Convertible Promissory Notes & Equity Issuance [Member] | Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Mature over a period ranging					6 months
Convertible Promissory Notes & Equity Issuance [Member] | Forecast [Member] | DIGERATI TECHNOLOGIES, INC [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Mature over a period ranging					1 year